COHEN & STEERS NATURAL RESOURCES ACTIVE ETF

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

		Shares	Value
COMMON STOCK	99.6%
AGRIBUSINESS	29.7%
AGRICULTURAL PRODUCTS	4.6%
Bunge Global SA		25,980	$2,314,298

CONSTRUCTION MACHINERY & HEAVY TRUCKS	3.2%
AGCO Corp.		10,645	1,110,487
Kubota Corp. (Japan)		32,600	461,299

			1,571,786

FERTILIZERS & AGRICULTURAL CHEMICALS	9.5%
CF Industries Holdings, Inc.		5,716	442,075
Corteva, Inc.		23,184	1,554,024
Givaudan SA (Switzerland)		123	488,522
Mosaic Co.		42,493	1,023,656
Nutrien Ltd. (Canada)		20,431	1,261,001

			4,769,278

PACKAGED FOODS & MEATS	12.4%
Bakkafrost P (Faeroe Islands)		11,324	580,243
JBS NV, Class A(a)		57,231	825,271
Minerva SA (Brazil)(a)		260,632	273,961
Mowi ASA (Norway)		63,387	1,529,337
Pilgrim’s Pride Corp.		17,434	679,752
Smithfield Foods, Inc.		60,700	1,355,431
Tyson Foods, Inc., Class A		6,973	408,757
WH Group Ltd. (Hong Kong)(b)		484,500	539,738

			6,192,490

TOTAL AGRIBUSINESS			14,847,852

ENERGY	34.4%
COAL & CONSUMABLE FUELS	2.2%
Cameco Corp. (Canada)		6,383	583,980
Centrus Energy Corp., Class A(a)		1,159	281,359
Denison Mines Corp. (Canada)(a)		97,592	259,595

			1,124,934

INTEGRATED OIL & GAS	22.4%
BP PLC		76,516	446,389
Cenovus Energy, Inc. (Canada)		32,410	548,294
Chevron Corp.		12,639	1,926,310
Exxon Mobil Corp.		17,393	2,093,074
Petroleo Brasileiro SA—Petrobras, ADR (Brazil)		16,057	190,275
Shell PLC		72,236	2,667,953
Suncor Energy, Inc. (Canada)		27,114	1,203,442
TotalEnergies SE (France)		32,460	2,120,591

			11,196,328

OIL & GAS EQUIPMENT & SERVICES	0.7%
Tenaris SA		16,899	327,884

OIL & GAS EXPLORATION & PRODUCTION	3.9%
Canadian Natural Resources Ltd. (Canada)		10,523	356,427
ConocoPhillips		8,689	813,377

		Shares	Value
Expand Energy Corp.		3,382	$373,238
Tamboran Resources Corp. (Australia)(a)		9,093	247,603
Venture Global, Inc., Class A		21,989	149,965

			1,940,610

OIL & GAS REFINING & MARKETING	4.7%
Marathon Petroleum Corp.		2,210	359,412
Reliance Industries Ltd., GDR (India)(b)		25,706	1,799,420
Valero Energy Corp.		1,210	196,976

			2,355,808

OIL & GAS STORAGE & TRANSPORTATION	0.5%
National Fuel Gas Co.		3,105	248,586

TOTAL ENERGY			17,194,150

INDUSTRIALS	0.8%
CAPITAL GOODS	0.8%
MasTec, Inc.(a)		1,781	387,136

MATERIALS	1.2%
PAPER & FOREST PRODUCTS	0.4%
Interfor Corp. (Canada)(a)		37,355	232,967

PAPER PACKAGING	0.8%
International Paper Co.		10,031	395,121

TOTAL MATERIALS			628,088

METALS & MINING	33.5%
ALUMINUM	1.7%
Alcoa Corp.		6,896	366,453
Century Aluminum Co.(a)		12,549	491,670

			858,123

DIVERSIFIED METALS & MINING	13.5%
Anglo American PLC (South Africa)		30,734	1,278,051
Capstone Copper Corp. (Canada)(a)		49,968	501,664
Foran Mining Corp. (Canada)(a)		117,229	430,465
Freeport-McMoRan, Inc.		6,138	311,749
Glencore PLC (Australia)(a)		253,520	1,389,313
Hudbay Minerals, Inc. (Canada)		29,592	587,506
Rio Tinto PLC, ADR (Australia)		12,503	1,000,615
Teck Resources Ltd., Class B (Canada)		26,282	1,258,645

			6,758,008

GOLD	14.5%
Agnico Eagle Mines Ltd. (Canada)		5,020	851,041
Barrick Mining Corp. (Canada)		33,840	1,473,732
Coeur Mining, Inc.(a)		35,213	627,848
Newmont Corp.		21,285	2,125,307
Perpetua Resources Corp.(a)		26,053	630,743
Wheaton Precious Metals Corp. (Brazil)		13,202	1,551,499

			7,260,170

PRECIOUS METALS & MINERALS	0.8%
Valterra Platinum Ltd. (South Africa)		4,537	380,394

		Shares	Value
STEEL	3.0%
ArcelorMittal SA (Luxembourg)		12,539	$576,023
POSCO Holdings, Inc. (South Korea)		1,094	231,627
Steel Dynamics, Inc.		2,275	385,499
Vale SA, ADR (Brazil)		25,629	333,946

			1,527,095

TOTAL METALS & MINING			16,783,790

TOTAL COMMON STOCK (Identified cost—$42,544,544)			49,841,016

WARRANTS—AGRIBUSINESS—PACKAGED FOODS & MEATS	0.0%
Minerva SA, exercise price $5.17, expires 4/7/28 (Brazil)(a)		35,052	13,881

TOTAL WARRANTS (Identified cost—$0)			13,881

SHORT-TERM INVESTMENTS	0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.74%(c)		49,131	49,131

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$49,131)			49,131

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$42,593,675)	99.7%		49,904,028
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		132,988

NET ASSETS	100.0%		$50,037,016

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$49,841,016	$—	$—	$49,841,016
Warrants	13,881	—	—	13,881
Short-Term Investments	—	49,131	—	49,131

Total Investments in Securities	$49,854,897	$49,131	$—	$49,904,028

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $2,339,158 which represents 4.7% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS NATURAL RESOURCES ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of December 31, 2025 are disclosed in the Fund’s Schedule of Investments.